Summary of Significant Accounting Policies - FOX IPO (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2013 USD ($)
Subsidiary, Sale of Stock [Line Items]
Effect of FOX IPO proceeds	$ 109,546
Distribution to noncontrolling interest holders	(3,090)
Effect of FOX IPO on majority trust shares	0	[1]
Noncontrolling Interest, Increase from Business Combination	117,038
Stockholders' Equity Attributable to Holdings
Subsidiary, Sale of Stock [Line Items]
Noncontrolling Interest, Increase from Business Combination	75,410
Non-Controlling Interest
Subsidiary, Sale of Stock [Line Items]
Distribution to noncontrolling interest holders	0
Noncontrolling Interest, Increase from Business Combination	41,628
Fox IPO | Non-Controlling Interest
Subsidiary, Sale of Stock [Line Items]
Effect of FOX IPO proceeds	36,125
Distribution to noncontrolling interest holders	7,492	[2]
Effect of FOX IPO on majority trust shares	(1,989)	[1]
Noncontrolling Interest, Increase from Business Combination	$ 41,628

[1]	Represents the majority ownership effect on the Company resulting from the FOX IPO.
[2]	Represents the effect on noncontrolling shareholders resulting from the Company’s proceeds from the FOX IPO, as determined based on the proportionate interest of the carrying value of FOX.